TAXES ON INCOME - Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Carry forward tax losses		$ 30.9	$ 38.2
Employee stock based compensation		33.0	29.7
Deferred revenues		3.0	3.1
Tax credits		40.6	37.9
Unrealized loss on marketable securities		0.0	3.5
Accrued employee costs		13.3	15.7
Other		16.2	19.2
Deferred tax assets before valuation allowance		137.0	147.3
Valuation allowance - mainly in respect to carryforward losses		(1.0)	(5.5)
Deferred tax asset		136.0	141.8
Intangible assets		(24.3)	(29.6)
Deferred commission		(7.2)	(10.4)
Unrealized gain on marketable securities		(2.9)	0.0
Other		(13.1)	(8.8)
Deferred tax liability		(47.5)	(48.8)
Deferred tax asset, net	[1]	$ 88.5	$ 93.0

[1]	As of December 31, 2025 and 2024 unrecognized tax benefit in the amounts of $20.2 and $18.3 was presented net from deferred tax asset.